Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Segment Information

14. SEGMENT INFORMATION

The Company’s business activity is providing customized, non-scheduled air transport services to customers. Management structured business model to derive revenue from customers from two types of contracts: (1) ACMI and (2) Charter, as discussed in Management Discussion and Analysis of Financial Condition and Results of Operations.

The Company’s President and Chief Financial Officer is the Chief Operating Decision Maker (“CODM”). The Company manages the business activities on a consolidated basis and operates in one reportable segment. The CODM assesses performance for the Company’s single operating segment and decides how to allocate resources based on net income or loss that is also reported on the Condensed Consolidated Statement of Operations. Net income is used to monitor actual versus budget results.

Significant expenses within net income or loss, include operating expenses, which are each separately presented on the Company’s Condensed Consolidated Statements of Operations. Other segment items within net income or loss include Interest Expense, Loss in Canada Jetlines Operations Ltd. and Income tax expense. The measure of segment assets is reported on the Condensed Consolidated Balance Sheets as total consolidated assets.

18. SEGMENT INFORMATION

The Company’s business activity is providing customized, non-scheduled air transport services to customers. Management structured business model to derive revenue from customers from two types of contracts: (1) ACMI and (2) Charter, as discussed in Management Discussion and Analysis of Financial Condition and Results of Operations.

The Company’s President and Chief Financial Officer is the Chief Operating Decision Maker (“CODM”). The Company manages the business activities on a consolidated basis and operates in one reportable segment. The CODM assesses performance for the Company’s single operating segment and decides how to allocate resources based on net income or loss that is also reported on the Consolidated Statement of Operations. Net income is used to monitor actual versus budget results.

Significant expenses within net income or loss, include operating expenses, which are each separately presented on the Company’s Consolidated Statements of Operations. Other segment items within net income or loss include Interest Expense, Loss in Canada Jetlines Operations Ltd. and Income tax expense. The measure of segment assets is reported on the Consolidated Balance Sheets as total consolidated assets.